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NEW ENGLAND FUNDS(R)

Where The Best Minds Meet(R)
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NEW ENGLAND GOVERNMENT SECURITIES FUND
NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND
NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND
NEW ENGLAND STRATEGIC INCOME FUND
NEW ENGLAND BOND INCOME FUND
NEW ENGLAND HIGH INCOME FUND
NEW ENGLAND MUNICIPAL INCOME FUND

STATEMENT OF ADDITIONAL INFORMATION -- PART I


MAY 1, 1997
AS REVISED SEPTEMBER 15, 1997


         This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectus of the New England Funds listed above (the "Funds" and each a "Fund"). This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus of the Funds dated May 1, 1997 for Class A, Class B or Class C shares, or the Prospectus of the Funds dated September 1, 1997 for Class Y shares (the "Prospectus" or "Prospectuses"). The Statement should be read together with the Prospectus. Investors may obtain a free copy of the Prospectus from New England Funds, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116.

         Part I of this Statement contains specific information about the Funds.
Part II includes information about the Funds and other New England Funds.

         New England Government Securities Fund, New England Strategic Income Fund, New England Bond Income Fund and New England Municipal Income Fund are series of New England Funds Trust I, a registered management investment company that offers a total of twelve series, and New England Limited Term U.S. Government Fund, New England Adjustable Rate U.S. Government Fund and New England High Income Fund are series of New England Funds Trust II, a registered management investment company that offers a total of seven series. New England Funds Trust I, New England Funds Trust II and New England Funds Trust III are collectively referred to in this Statement as the "Trusts," and are each referred to as a "Trust."

                       T A B L E    O F    C O N T E N T S
                                    PART I                                 Page
  Investment Restrictions                                                   ii
  Fund Charges and Expenses                                                  x
  Ownership of Fund Shares                                                 xvi
  Investment Performance of the Funds                                    xviii
                                   PART II
  Miscellaneous Investment Practices                                         2
  Management of the Trusts                                                  14
  Portfolio Transactions and Brokerage                                      24
  Description of the Trusts and Ownership of Shares                         31
  How to Buy Shares                                                         34
  Net Asset Value and Public Offering Price                                 35
  Reduced Sales Charges                                                     36
  Shareholder Services                                                      38
  Redemptions                                                               42
  Standard Performance Measures                                             44
  Income Dividends, Capital Gain Distributions and Tax Status               48
  Financial Statements                                                      50
  Appendix A - Description of Bond Ratings                                  51
  Appendix B - Publications That May Contain Fund Information               53
  Appendix C - Advertising and Promotional Literature                       55
  Appendix D - Portfolio Composition of the Municipal Income,
               Bond Income and and California Funds                         59
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                             INVESTMENT RESTRICTIONS

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         The following is a description of restrictions on the investments to be made by the Funds, some of which restrictions (which are marked with an asterisk) may not be changed without the vote of a majority of the outstanding voting securities of the relevant Fund (as defined in the Investment Company Act of 1940 [the "1940 Act"]). Except in the case of those restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

GOVERNMENT SECURITIES FUND
New England Government Securities Fund (the "Government Securities Fund") will not:


*(1) Invest in any securities other than U.S. Government securities, put and call options thereon, futures contracts, options on futures contracts and repurchase agreements;

*(2) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell interest rate futures contracts and related options;

*(3) Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin.);

*(4) Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time. (It is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made with respect to securities subject to outstanding options.);

*(5) Make loans to other persons (except as provided in restriction (6) below); provided that for purposes of this restriction the investment in repurchase agreements shall not be deemed to be the making of a loan;

*(6) Lend its portfolio securities in excess of 15% of its total assets, taken at market value;

*(7) Issue senior securities, borrow money or pledge its assets; provided, however, that the Fund may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions, in amounts not exceeding 10% (taken at the market value) of its total assets and pledge its assets to secure such borrowings; and, provided, further, that the Fund will not purchase any additional portfolio securities at any time that its borrowings exceed 5% of its total net assets. (For the purpose of this restriction, collateral arrangements with respect to the writing of options, interest rate futures contracts, options on interest rate futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

*(8) Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities;

*(9) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to U.S. Government Securities and with respect to interest rate futures contracts; or

*(10) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation or similar transaction. Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets [taken at current value], or (c) own more than 3% of the outstanding voting stock of any one investment company.

+(11) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities deemed to be liquid under guidelines established by the Trust's Trustees and certain Section 4(2) commercial paper).


         Although the Government Securities Fund may from time to time loan its portfolio securities and issue senior securities, borrow money or pledge its assets to the extent permitted by investment restrictions (5), (7) and (8) above, the Fund has no current intention of engaging in such investment techniques.

LIMITED TERM U.S. GOVERNMENT FUND
New England Limited Term U.S. Government Fund (the "Limited Term U.S. Government Fund") will not:

*(1) Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or options transactions is not considered the purchase of a security on margin.);

*(2) Make short sales of securities unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time;

*(3) Issue senior securities, borrow money or pledge its assets; provided, however, that the Fund may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions, in amounts not exceeding 10% (taken at the current value) of its total assets and pledge its assets to secure such borrowings; and, provided, further, that the Fund will not purchase any additional portfolio securities at any time that its borrowings exceed 5% of its total net assets. (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts and options on futures contracts, and collateral arrangements with respect to initial and variation margin, are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or options are deemed to be the issuance of a senior security.);

*(4) Invest more than 25% of its total assets (taken at current value) in securities of businesses in the same industry (for this purpose, telephone, electric, water and gas utilities are considered separate industries);

*(5) Make loans, except by the purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness that are a part of an issue to the public or to financial institutions, or by lending portfolio securities to the extent set forth in Part II of this Statement of Additional Information under "Miscellaneous Investment Practices -- Loans of Portfolio Securities" provided that for purposes of this restriction, investment in repurchase agreements shall not be deemed to be the making of a loan;

*(6) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts, currency futures contracts and options related to such futures contracts. (This restriction does not prevent the Fund from purchasing securities of companies investing or dealing in the foregoing.);

*(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(8)    Make investments for the purpose of exercising control or management; or

*(9) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to financial instruments or indices thereof and currencies and with respect to futures contracts on financial instruments or indices thereof.

+(10) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities deemed to be liquid under guidelines established by the Trust's Trustees and certain Section 4(2) commercial paper).

         Although the Fund may from time to time make short sales, issue senior securities, borrow money or pledge its assets to the extent permitted by the above investment restrictions, the Fund has no current intention of engaging in such investment techniques.

ADJUSTABLE RATE FUND
New England Adjustable Rate U.S. Government Fund (the "Adjustable Rate Fund") will not:

*(1) Purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries);

*(2) Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin.);

*(3) Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time. (It is the current intention of the Fund, which may change without shareholder approval, to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made with respect to securities covering outstanding options.);

*(4) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(5) Issue senior securities, borrow money or pledge its assets; provided, however, that the Fund may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions, in amounts not exceeding 10% (taken at the market value) of its total assets and pledge its assets to secure such borrowings; and, provided, further, that the Fund will not purchase any additional portfolio securities at any time that its borrowings exceed 5% of its total net assets. (For the purpose of this restriction, collateral arrangements with respect to the writing of options, interest rate future contracts, and options on interest rate futures contracts, collateral arrangements with respect to interest rate caps, floors or swap arrangements, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither (i) such arrangements, (ii) the purchase or sale of futures or related options, (iii) interest rate caps and floors nor (iv) interest rate swap agreements, where assets are segregated to cover the Fund's obligations thereunder, are deemed to be the issuance of a senior security.);

*(6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

*(7) Purchase or retain securities of any issuer if officers and trustees of the Trust or officers and directors of the investment adviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer, together own more than 5%;

*(8) Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, that are a part of an issue to the public or to financial institutions, or by lending portfolio securities to the extent set forth under "Miscellaneous Investment Practices - Loans of Portfolio Securities" in Part II of this Statement. (This restriction 8 does not limit the Fund's ability to engage in repurchase agreement transactions.);

*(9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts, currency futures contracts and options related to such futures contracts, and may purchase interest rate caps and floors and enter into interest rate swap agreements. (This restriction does not prevent the Fund from purchasing securities of companies investing or dealing in the foregoing.);

*(10) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(11)   Make investments for the purpose of exercising control or management;

*(12) Participate on a joint or joint and several basis in any trading account in securities;

*(13) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to fixed income securities and currencies and with respect to futures contracts on fixed income securities or currencies;

*(14) Purchase any illiquid security, including securities that are not readily marketable, if, as a result, more than 10% of the Fund's total net assets (based on current value) would then be invested in such securities. (The staff of the Securities and Exchange Commission (the "SEC") is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view); or

*(15) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation or similar transaction. Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company.

         Although the Fund may loan its portfolio securities and issue senior securities, borrow money, pledge its assets, and invest in the securities of other investment companies to the extent permitted by investment restrictions
(5), (8) and (14) above, the Fund has no current intention of engaging in such investment activities.

         In addition, as a matter of current operating policy that may be changed without shareholder approval, the Fund intends to limit certain of its investments in accordance with the provisions of the Federal Credit Union Act and Regulation 703 thereunder.

STRATEGIC INCOME FUND
New England Strategic Income Fund (the "Strategic Income Fund") will not:

*(1) Purchase any security (other than U.S. Government securities) if , as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(3) Acquire more than 10% of any class of securities of an issuer (other than U.S. Government securities and taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(4) Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(5) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

*(6) Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(7) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(8) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(9) Except to the extent permitted by rule or order of the SEC, participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser or subadviser of the Fund or accounts under any such investment adviser's or subadviser's management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

(10) Write, purchase or sell options, except that the Fund may (a) write, purchase and sell put and call options on securities, securities indexes, currencies, futures contracts, swap contracts and other similar instruments and (b) enter into currency forward contracts;

+(11) Invest more than 15% of its net assets (taken at current value) in illiquid securities (excluding Rule 144A securities deemed to be liquid under guidelines established by the Trust's trustees and certain Section 4(2) commercial paper);

*(12) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (2) or (5) above; any borrowing permitted by restriction (4) above; any collateral arrangements with respect to forward contracts, options, futures contracts, swap contracts or other similar contracts and options on futures contracts, swap contracts or other similar contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar contracts or options on futures contracts, swap contracts or other similar contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.)

BOND INCOME FUND
New England Bond Income Fund (the "Bond Income Fund") will not:

*(1) Purchase any security (other than U.S. Government securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries);

*(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales;

*(3) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(4) Borrow money, except as a temporary measure for extraordinary or emergency purposes, up to an amount not in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower;

*(5)    Pledge more than 15% of its total assets (taken at cost);

*(6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

*(7) Purchase or retain securities of any company if officers and trustees of New England Funds Trust I or of any investment adviser or subadviser of the Bond Income Fund who individually own more than 1/2 of 1% of the shares or securities of that company, together own more than 5%;

*(8) Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are part of an issue to the public, or by lending portfolio securities to the extent set forth under "Miscellaneous Investment Practices -- Loans of Portfolio Securities" in Part II of this Statement;

*(9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contracts or real estate (except that the Bond Income Fund may buy and sell marketable securities of companies, including real estate investment trusts, which may represent indirect interests in real estate; may buy and sell futures contracts on securities or on securities indexes and may write, purchase or sell put or call options on such futures contracts or indexes; and may enter into currency forward contracts);

*(10)   Act as underwriter;

*(11)   Make investments for the purpose of exercising control or management;

*(12) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Back Bay Advisors, L.P. ["Back Bay Advisors"] or accounts under its management to reduce brokerage commissions, to average prices among them, or to facilitate such transactions is not considered participating in a trading account in securities.);

*(13)   Write, purchase or sell options or warrants, except that the Fund may
        (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights or of parents or subsidiaries of such companies, provided that such warrants or other rights to subscribe are attached to, or part of a unit offering involving, other securities, and
        (b) write, purchase or sell put or call options on securities, securities indexes or futures contracts; or

*(14) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation or similar transaction. (Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets [taken at current value] in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets [taken at current value], or (c) own more than 3% of the outstanding voting stock of any one investment company.)

*(15) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security: any borrowing permitted by restriction (4) above; any pledge or other encumbrance of assets permitted by restriction (5) above; any collateral arrangements with respect to options, forward contracts, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts and other similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.

+(16) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities deemed to be liquid under guidelines established by the Trust's Trustees and certain Section 4(2) commercial paper).

HIGH INCOME FUND
New England High Income Fund (the "High Income Fund") will not:

*(1) Buy more than 10% of the voting securities or more than 10% of all of the securities of any issuer, or invest to control or manage any company;

*(2) Purchase securities on "margin," except for short-term credits as needed to clear securities purchases;

*(3) Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer commission or profit, other than a customary brokerage commission, is involved and only if immediately thereafter not more than 10% of the value of its total assets would be invested in such securities;

*(4) Purchase securities, other than shares of the Fund, from or sell portfolio securities to its directors or officers, or firms they are affiliated with as principals, except as permitted by the regulations of the SEC;

*(5) Purchase or sell commodities or commodity contracts, or write, purchase or sell options, except that the Fund may (a) buy or sell futures contracts on securities or on securities indexes and (b) write, purchase or sell put or call options on securities, on securities indexes or on futures contracts of the type referred to in clause (a) of this restriction;

*(6) Make loans, except loans of portfolio securities and except to the extent that the purchase of notes, repurchase agreements, bonds, or other evidences of indebtedness or deposits with banks or other financial institutions may be considered loans;

*(7)    Make short sales of securities or maintain a short position;

*(8) Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or in securities issued by companies which invest in real estate or interests therein;

*(9) Purchase or sell interests in oil and gas or other mineral exploration or development programs, provided that the Fund may invest in securities issued by companies which do invest in or sponsor such programs;

*(10)   Underwrite the securities of other issuers; or

*(11) Invest more than 10% of the value of its total assets, in the aggregate, in repurchase agreements maturing in more than seven days and restricted securities.

*(12) Purchase any security (other than U.S. Government securities) if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water, and telephone companies will be considered as being in separate industries);

*(13) Borrow money, except as a temporary measure for extraordinary or emergency purposes, up to an amount not in excess of 33 1/3% of its total assets; or

*(14) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security: any borrowing permitted by restriction (13) above; any collateral arrangements with respect to options, forward contracts, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or similar contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust II's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.

+(15) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities deemed to be liquid under guidelines established by the Trust's Trustees and certain Section 4(2) commercial paper).

MUNICIPAL INCOME FUND
New England Municipal Income Fund (the "Municipal Income Fund") will not:

*(1) Purchase any security if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer. This limitation does not apply to U.S. Government securities. (The Fund will treat each state and each separate political subdivision, agency, authority or instrumentality of such state, each multistate agency or authority, and each guarantor, if any, as a separate issuer);

(2) Invest more than 25% of its total assets (taken at current value) in industrial development revenue bonds that are based, directly or indirectly, on the credit of private entities in any one industry or in securities of private issuers in any one industry. (For the purpose of this restriction, "private activity bonds" under the Internal Revenue Code of 1986, as amended [the "Code"], will be treated as industrial revenue bonds.) (In the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries);

*(3) Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, or make short sales. For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or tax exempt bond index futures contracts is not considered the purchase of a security on margin;

*(4) Purchase more than 10% of the total value of the outstanding securities of an issuer;

*(5) Borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment) up to an amount not in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower;

*(6) Pledge, mortgage or hypothecate more than 15% of its total assets (taken at cost). In order to comply with certain state requirements, as a matter of operating policy subject to change without shareholder approval, the Fund will not pledge, mortgage or hypothecate more than 5% of such assets;

*(7) Invest more than 5% of its total assets (taken at current value) in securities of businesses less than three years old and industrial development revenue bonds where the private entity on whose credit the security is based, directly or indirectly, is less than three years old (including predecessor businesses and entities);

*(8) Purchase or retain securities of any issuer if, to the knowledge of the Fund, officers and trustees of New England Funds Trust I or of any investment adviser or subadviser of the Fund who individually own beneficially more than 1/2 of 1% of the securities of that issuer, together own beneficially more than 5% of such securities;

*(9) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies. This limitation does not apply to repurchase agreements;

*(10) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or real estate (except that the Fund may buy tax exempt bonds or other permitted investment secured by real estate or an interest therein);

*(11) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

*(12) Purchase voting securities or make investments for the purpose of exercising control or management;

*(13) Participate on a joint or joint and several basis in any trading account in securities;

*(14) Write, purchase, or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with regard to futures contracts;

*(15) Invest in the securities of other investment companies, except in connection with a merger, consolidation or similar transaction. (Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company);

*(16) Issue senior securities. For the purpose of this restriction, none of the following is deemed to be a senior security: any borrowing permitted by restriction (5) above; any collateral arrangements with respect to forward contracts, options, futures contracts, swap contracts and other similar contracts and options on futures contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts or options on futures contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of New England Funds Trust I's Agreement and Declaration of Trust and by the 1940 Act, the rules thereunder, or any exemption therefrom.

+(17) Invest more than 15% of the Fund's total net assets in illiquid securities (excluding Rule 144A securities deemed to be liquid under guidelines established by the Trust's Trustees and certain Section 4(2) commercial paper).

         The Fund may invest more than 25% of its assets in industrial development revenue bonds, subject to limitation (2) above.

-------------------------------------------------------------------------------

                            FUND CHARGES AND EXPENSES

-------------------------------------------------------------------------------
MANAGEMENT FEES

         Pursuant to separate advisory agreements, each dated August 30, 1996, New England Funds Management, L.P. ("NEFM") has agreed, subject to the supervision of the Board of Trustees of the relevant Trust, to manage the investment and reinvestment of the assets of each Fund and to provide a range of administrative services to each Fund. For the services described in the advisory agreements, each Fund pays NEFM a management fee at the annual rate set forth in the following table:

                                            Management fee paid by Fund to NEFM
         Fund                      (as a percentage of average daily net assets of the Fund)
------------------------------     ---------------------------------------------------------
Adjustable Rate Fund                 0.550%      of the first $200 million
                                     0.510%      of the next $300 million
                                     0.470%      of amounts in excess of $500 million

Bond Income Fund and                 0.500%      of the first $100 million
Municipal Income Fund                0.375%      of amounts in excess of $100 million

Government Securities Fund and       0.650%      of the first $200 million
Limited Term U.S. Government Fund    0.625%      of the next $300 million
                                     0.600%      of amounts in excess of $500 million

High Income Fund                     0.700%      of the first $200 million
                                     0.650%      of amounts in excess of $200 million

Strategic Income Fund                0.650%      of the first $200 million
                                     0.600%      of amounts in excess of $200 million

         Each advisory agreement provides that NEFM may delegate its responsibilities thereunder to another party. Pursuant to separate subadvisory agreements, each dated August 30, 1996, NEFM has delegated responsibility for managing the investment and reinvestment of the Strategic Income Fund's and the High Income Fund's assets to Loomis Sayles & Company, L.P. ("Loomis Sayles"), as subadviser. Pursuant to separate subadvisory agreements, each dated August 30, 1996, NEFM has delegated responsibility for managing the investment and reinvestment of the other Funds' assets to Back Bay Advisors, as subadviser. The Funds pay no direct fees to Loomis Sayles or Back Bay Advisors. For providing such subadvisory services to the Funds, NEFM pays each subadviser a subadvisory fee at the annual rate set forth in the following table:

                                                                             Subadvisory fee payable by NEFM to subadviser
                   Fund                             Subadviser            (as a percentage of average daily net assets of the Fund)
--------------------------------------------     ------------------     ---------------------------------------------------------
Adjustable Rate Fund                             Back Bay Advisors          0.2750%     of the first $200 million
                                                                            0.2550%     of the next $300 million
                                                                            0.2350%     of amounts in excess of $500 million

Bond Income Fund                                 Back Bay Advisors          0.2500%     of the first $100 million
                                                                            0.1875%     of amounts in excess of $100 million

Government Securities Fund                       Back Bay Advisors          0.3250%     of the first $200 million
                                                                            0.3125%     of the next $300 million
                                                                            0.3000%     of amounts in excess of $500 million

High Income Fund                                   Loomis Sayles            0.3500%     of the first $200 million
                                                                            0.3000%     of amounts in excess of $200 million

Limited Term U.S. Government Fund                Back Bay Advisors          0.3250%     of the first $200 million
                                                                            0.3125%     of the next $300 million
                                                                            0.3000%     of amounts in excess of $500 million

Strategic Income Fund                              Loomis Sayles            0.3500%     of the first $200 million
                                                                            0.3000%     of amounts in excess of $200 million

Municipal Income Fund                            Back Bay Advisors          0.2500%     of the first $100 million
                                                                            0.1875%     of amounts in excess of $100 million

         From January 2, 1996 to August 30, 1996, NEFM served as adviser and Back Bay Advisors served as subadviser to the Adjustable Rate, Bond Income, Government Securities, Limited Term U.S. Government and Municipal Income Funds under separate advisory agreements and separate subadvisory agreements providing for management and subadvisory fees at the same rates as are currently in effect for these Funds.

         From July 1, 1996 to August 30, 1996, NEFM served as adviser and Loomis Sayles served as subadviser to the High Income Fund pursuant to advisory and subadvisory agreements providing for management and subadvisory fees at the same rates as are currently in effect for the Fund. From January 2, 1996 to June 30, 1996, NEFM served as adviser to the High Income Fund pursuant to an advisory agreement which provided for a management fee payable by the Fund to NEFM at the annual rate of 0.75% of the Fund's average daily net assets, and Back Bay Advisors served as subadviser to the High Income Fund pursuant to a subadvisory agreement which provided for a subadvisory fee payable by NEFM to Back Bay Advisors at the annual rate of 0.375% of the Fund's average daily net assets. Prior to January 2, 1996, Back Bay Advisors served as adviser to the High Income Fund pursuant to an advisory agreement providing for an advisory fee payable by the Fund to Back Bay Advisors at the annual rate of 0.75% of the Fund's average daily net assets. Back Bay Advisors' compensation under its advisory agreement with the High Income Fund was subject to reduction to the extent that, for any calendar month, the Fund's expenses, including the management fee, but exclusive of brokerage, taxes, interest, distribution fees and extraordinary items, exceed an annual rate of 1.50% of the Fund's average daily net assets.

         Prior to August 30, 1996, NEFM served as adviser and Loomis Sayles served as subadviser to the Strategic Income Fund pursuant to advisory and subadvisory agreements providing for management and subadvisory fees at the same rates as are currently in effect for the Fund.

         Prior to January 2, 1996, Back Bay Advisors served as adviser to the Government Securities, Limited Term U.S. Government, Bond Income and Municipal Income Funds, pursuant to separate advisory agreements each of which provided for an advisory fee payable by such Fund to Back Bay Advisors at the same rate as the management fee currently payable by such Fund to NEFM.

         Prior to January 2, 1996, Back Bay Advisors served as adviser to the Adjustable Rate Fund, pursuant to an advisory agreement which provided for an advisory fee payable by the Fund to Back Bay Advisors at an annual rate of 0.40% of the first $200 million of the Fund's average daily net assets, 0.375% of the next $300 million of such assets and 0.35% of such assets in excess of $500 million.

         Back Bay Advisors was paid $1,056,207 and $911,184, respectively, for investment management services it rendered to the Adjustable Rate Fund during the fiscal years ended December 31, 1994 and 1995 and NEFM was paid $866,836 for the fiscal year ended December 31, 1996, after reduction pursuant to the expense limitation arrangements described below. For the fiscal year ended December 31, 1996, NEFM paid Back Bay Advisors $433,418 for subadvisory services it rendered to the Adjustable Rate Fund. Had the voluntary expense limitation not been in effect, Back Bay Advisors would have been paid $2,351,792 and $1,619,477, respectively, for investment management services it rendered to the Adjustable Rate Fund during the fiscal years ended December 31, 1994 and 1995, and NEFM would have been paid $1,572,103 for services rendered during the fiscal year ended December 31, 1996.

         Prior to January 2, 1996, New England Funds, L.P. (the "Distributor"), an affiliate of Back Bay Advisors, provided the Adjustable Rate Fund with office space, facilities and equipment, services of executive and other personnel and certain administrative services, pursuant to an administrative services agreement. Under this agreement, the Adjustable Rate Fund paid the Distributor a fee at the annual rate of 0.15% of the first $200 million of the Fund's average daily net assets, 0.135% of the next $300 million of such assets and 0.12% of such assets in excess of $500 million. The Adjustable Rate Fund's current management fee rate represents the sum of the fee rates under the prior advisory and administrative services agreements.

         Until further notice to the Adjustable Rate Fund, NEFM and Back Bay Advisors have voluntarily agreed to reduce their fees and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's expenses to an annual rate of 0.70%, 1.45% and 0.45% of the average daily net assets of the Fund's Class A, Class B and Class Y shares, respectively. Such fee waiver and/or expense reimbursement, if any, will be borne equally by NEFM and Back Bay Advisors. Prior to January 2, 1996, similar voluntary limitations were in effect with respect to Back Bay Advisors, the Distributor and the Fund.

         For the fiscal years ended December 31, 1994 and 1995, the Government Securities Fund paid advisory fees to Back Bay Advisors of $1,102,880 and $1,008,846, respectively. For the fiscal year ended December 31, 1996, the Government Securities Fund paid management fees to NEFM of $933,063. For the fiscal year ended December 31, 1996, NEFM paid subadvisory fees of $466,531 to Back Bay Advisors for the Fund.

         The Limited Term U.S. Government Fund paid Back Bay Advisors $3,163,619 and $2,560,201 in advisory fees for the fiscal years ended December 31, 1994 and 1995, respectively. For the fiscal year ended December 31, 1996, the Limited Term U.S. Government Fund paid NEFM $2,230,443 in advisory fees. For the fiscal year ended December 31, 1996, NEFM paid subadvisory fees of $1,115,221 to Back Bay Advisors for the Fund.

         For the fiscal years ended December 31, 1994 and 1995, the Bond Income Fund paid advisory fees to Back Bay Advisors of $774,457 and $872,560, respectively; and the Municipal Income Fund paid advisory fees to Back Bay Advisors of $925,947 and $890,150, respectively. For the fiscal year ended December 31, 1996, the Bond Income Fund paid management fees to NEFM of $962,307, and the Municipal Income Fund paid management fees to NEFM of $862,741. For the fiscal year ended December 31, 1996, NEFM paid subadvisory fees of $481,153 and $431,370 to Back Bay Advisors for the Bond Income and Municipal Income Funds, respectively.

         Prior to July 1, 1995, the advisory agreement for the Municipal Income Fund included a provision under which Loomis Sayles served as a subadviser and furnished regularly to Back Bay Advisors, without additional cost to the Fund, statistical and research information and advice relating to the Fund's investments. For its services, Loomis Sayles received a fee, paid by Back Bay Advisors not less often than quarterly, equal to 40% of the compensation paid by the Fund to Back Bay Advisors on the first $10 million of the Fund's average daily net assets, 30% of the compensation paid on the next $10 million of such assets and 20% of the compensation paid on such assets in excess of $20 million. For the fiscal years ended December 31, 1994, and the period from January 1 to June 30, 1995, the compensation from Back Bay Advisors to Loomis Sayles under this agreement was $200,190 and $94,978, respectively.

         Until further notice to the Fund, NEFM has voluntarily agreed to reduce its management fee and, if necessary, to bear certain expenses related to operating the High Income Fund in order to limit the Fund's expenses to an annual rate of 1.40% of the average daily net assets attributable to its Class A shares and 2.15% of such assets attributable to its Class B shares. Prior to July 1, 1996, these expense limits were 1.60% for the Fund's Class A shares and 2.25% for the Fund's Class B shares. Prior to January 2, 1996, similar voluntary limitations were in effect with respect to Back Bay Advisors and the Fund. In addition, Loomis Sayles agreed to waive 50% of the subadvisory fee payable by NEFM to Loomis Sayles for the High Income Fund for the period from July 1, 1996 to June 30, 1997.

         Back Bay Advisors was paid $190,955 and $288,711 in advisory fees by the High Income Fund for the fiscal years ended December 31, 1994 and 1995, respectively, and NEFM was paid $301,178 in management fees by the High Income Fund for the fiscal year ended December 31, 1996, after reduction pursuant to the foregoing voluntary expense limitations. Had the voluntary expense limitations not been in effect, Back Bay Advisors would have been paid $273,994 and $342,554, respectively, in advisory fees by the High Income Fund for the fiscal years ended December 31, 1994 and 1995, and NEFM would have been paid $383,464 in management fees by the High Income Fund for the fiscal year ended December 31, 1996. For the period from January 2, 1996 to June 30, 1996, NEFM paid subadvisory fees of $75,941 to Back Bay Advisors for the Fund. For the period from July 1, 1996 to December 31, 1996, NEFM paid subadvisory fees of $48,636 to Loomis Sayles for the High Income Fund, after reduction pursuant to the voluntary fee waiver by Loomis Sayles described above. Had this waiver not been in effect, NEFM would have paid subadvisory fees of $97,272 to Loomis Sayles for the Fund for this period.

         Loomis Sayles voluntarily agreed, until December 31, 1996, to waive its entire subadvisory fee for the Strategic Income Fund (which is paid by NEFM), and NEFM has agreed to reduce its management fee (which is paid by the Fund) by an equal amount. In addition, under an expense deferral arrangement, which NEFM terminated as of December 31, 1996, NEFM agreed to defer its management fee (to the extent not waived as provided in the preceding sentences) for the Strategic Income Fund, to the extent necessary to limit the Fund's expenses to the annual rate of 1.40% for Class A shares, 2.15% for Class B shares and 2.15% for Class C shares, subject to the obligation of the Fund to pay NEFM such deferred fees in later periods to the extent that the Fund's expenses fall below the annual rate of 1.40% for Class A shares, 2.15% for Class B shares and 2.15% for Class C shares; provided, however, that, the Fund is not obligated to pay any such deferred fees more than two years after the end of the fiscal year in which such fee was deferred.

         For the period May 1, 1995 (commencement of operations) to December 31, 1995, the Strategic Income Fund paid no management fees to NEFM, and NEFM paid no subadvisory fees to Loomis Sayles for the Fund. Had the voluntary waiver and expense deferral arrangements described above not been in effect, the Fund would have paid NEFM $241,019 in management fees for the period ended December 31, 1995, and NEFM would have paid $472,789 in subadvisory fees to Loomis Sayles for the fiscal year ended December 31, 1996. In 1996, NEFM received $30,735 in management fees deferred from 1995 and $399,473 in 1996 management fees.

BROKERAGE COMMISSIONS

         In 1994, 1995 and 1996, the Funds paid no commissions on brokerage transactions.

         For more information about the Funds' portfolio transactions, see "Portfolio Transactions and Brokerage" in Part II of this Statement.

SALES CHARGES AND 12B-1 FEES

         As explained in Part II of this Statement, the Class A, Class B and, in the case of the Limited Term U.S. Government, Bond Income and Strategic Income Funds, Class C shares of each Fund pay a fee pursuant to a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The following table shows the amounts of Rule 12b-1 fees paid by the Class A, Class B and Class C shares of each Fund during the fiscal year ended Decembers 31, 1994, 1995 and 1996:

             FUND                                     1994              1995                1996
----------------------------------                    ----              ----                ----
Gvernment Securities Fund                            $409,909          $366,630        $327,097  (Class A)
                                                      $23,270           $37,075         $53,314  (Class B)

Limited Term U.S. Government Fund                   $1,705,012        $1,332,412      $1,105,672  (Class A)
                                                       $98,717          $147,768        $182,790  (Class B)
                                                           ---           $15,410         $93,928  (Class C)*

Adjustable Rate Fund                                $1,551,366        $1,040,897        $724,984  (Class A)
                                                       $14,092           $21,684         $25,756  (Class B)

Bond Income Fund                                      $416,918          $453,844        $480,362  (Class A)
                                                       $30,717          $158,962        $273,249  (Class B)
                                                           ---            $2,428         $16,367  (Class C)*

High Income Fund                                      $117,107          $130,876        $118,046  (Class A)
                                                       $30,717           $82,798        $134,657  (Class B)

Municipal Income Fund                                 $512,288          $483,317        $460,994  (Class A)
                                                       $66,711          $107,048        $123,404  (Class B)

Strategic Income Fund**                                    ---           $39,090        $143,965  (Class A)
                                                           ---          $155,887        $598,801  (Class B)
                                                           ---           $58,847        $184,185  (Class C)

 * Class C shares were first offered on January 3, 1995.
** The Strategic Income Fund commenced operations on May 1, 1995.

         During the fiscal year ended December 31, 1996, the Distributor's expenses relating to each Fund's 12b-1 plans were as follows:

GOVERNMENT SECURITIES FUND

(Class A shares)
Compensation to Investment Dealers                                   $  326,632
Compensation to Distributor's Sales Personnel and
  Other Related Costs                                                $  139,363
                         TOTAL                                       $  465,995

(Class B shares)
Compensation to Investment Dealers                                   $   72,431
Compensation to Distributor's Sales Personnel and
  Other Related Costs                                                $  139,465
                         TOTAL                                       $  211,896

LIMITED TERM U.S. GOVERNMENT FUND

(Class A shares)
Compensation to Investment Dealers                                   $  788,494
Compensation to Distributor's Sales Personnel and
  Other Related Costs                                                $  125,946
Other Distribution Costs                                             $  160,082
                         TOTAL                                       $1,074,522

(Class B shares)
Compensation to Investment Dealers                                   $  180,549
Compensation to Distributor's Sales Personnel and
  Other Related Costs                                                $   94,242
                         TOTAL                                       $  274,791

(Class C shares)
Compensation to Investment Dealers                                   $   93,928
Compensation to Distributor's Sales Personnel and
  Other Related Costs                                                $  174,894
                         TOTAL                                       $  268,822

ADJUSTABLE RATE FUND

(Class A shares)
Compensation to Investment Dealers                                   $  722,936
Compensation to Distributor's Sales Personnel and
  Other Related Costs                                                $  137,630
                         TOTAL                                       $  860,566

(Class B shares)
Compensation to Investment Dealers                                   $   26,586
Compensation to Distributor's Sales Personnel and
  Other Related Costs                                                $  132,695
                         TOTAL                                       $  159,281

STRATEGIC INCOME FUND

(Class A shares)
Compensation to Investment Dealers                                   $  144,143
Compensation to Distributor's Sales Personnel and
  Other Related Costs                                                $  147,902
                         TOTAL                                       $  292,045

(Class B shares)
Compensation to Investment Dealers                                   $2,074,927
Compensation to Distributor's Sales Personnel and
  Other Related Costs                                                $  201,889
                         TOTAL                                       $2,276,816
(Class C shares)
Compensation to Investment Dealers                                   $  184,187
Compensation to Distributor's Sales Personnel and
  Other Related Costs                                                $  176,885
                         TOTAL                                       $  361,072

BOND INCOME FUND

(Class A shares)
Compensation to Investment Dealers                                   $  480,275
Compensation to Distributor's Sales Personnel and
  Other Related Costs                                                $   99,362
                         TOTAL                                       $  579,637

(Class B shares)
Compensation to Investment Dealers                                   $  462,977
Compensation to Distributor's Sales Personnel and
  Other Related Costs                                                $   99,486
                         TOTAL                                       $  562,463

(Class C shares)
Compensation to Investment Dealers                                   $   16,367
Compensation to Distributor's Sales Personnel and
  Other Related Costs                                                $   97,795
                         TOTAL                                       $  114,162

HIGH INCOME FUND

(Class A shares)
Compensation to Investment Dealers                                   $   98,496
Compensation to Distributor's Sales Personnel and
  Other Related Costs                                                $  140,487
                         TOTAL                                       $  238,983

(Class B shares)
Compensation to Investment Dealers                                   $  313,434
Compensation to Distributor's Sales Personnel and
  Other Related Costs                                                $  150,885
                         TOTAL                                       $  464,319

MUNICIPAL INCOME FUND

(Class A shares)
Compensation to Investment Dealers                                   $  460,750
Compensation to Distributor's Sales Personnel and
  Other Related Costs                                                $  142,250
                         TOTAL                                       $  603,000

(Class B shares)
Compensation to Investment Dealers                                   $  136,884
Compensation to Distributor's Sales Personnel and
  Other Related Costs                                                $  135,817
                         TOTAL                                       $  272,701

         Of the amounts listed above as compensation to investment dealers, the following amounts were paid by the Distributor to New England Securities Corporation ("New England Securities"), a broker-dealer affiliate of the
Distributor: $277,228 relating to the Class A shares and $45,689 relating to the Class B shares of the Government Securities Fund; $176,564 relating to the Class A shares and $23,735 relating to the Class B shares of the Adjustable Rate Fund; $373,905 relating to the Class A shares and $355,116 relating to the Class B shares and $8,545 relating to the Class C shares of the Bond Income Fund; $57,463 relating to the Class A shares and $121,326 relating to the Class B shares of the High Income Fund; $372,904 relating to the Class A shares and $73,850 relating to the Class B shares of the Municipal Income Fund; $528,238 relating to the Class A shares, $126,396 relating to Class B shares and $11,289 relating to the Class C shares of the Limited Term U.S. Government Fund; and $80,318 to the Class A shares, $866,396 relating to the Class B shares and $16,800 relating to the Class C shares of the Strategic Income Fund. New England Securities paid substantially all of the fees it received from the Distributor
(a) in commissions to its sales personnel and (b) to defray sales-related overhead costs.

-------------------------------------------------------------------------------

                            OWNERSHIP OF FUND SHARES

-------------------------------------------------------------------------------
         As of June 1, 1997, to the Trust's knowledge, the following persons owned of record or beneficially 5% or more of the indicated classes of the following Funds:

GOVERNMENT SECURITIES FUND
Class B shares                 State Street Bank & Trust Co.              5.35%
                               Cust for the IRA Rollover of
                               Edith H. Crowson
                               22410 Provincial
                               Katy, TX 77450-1624

Class Y shares                 New England Mutual Life Ins Co              100%
                               Separate Investment Accounting
                               Attn:  Victor Soohoo
                               501 Boylston Street
                               Boston, MA 02116-3706

LIMITED TERM U.S. GOVERNMENT FUND
Class Y shares                 New England Mutual Life Ins Co            42.42%
                               Separate Investment Accounting
                               Attn:  Victor Soohoo
                               501 Boylston Street
                               Boston, MA 02116-3706

                               NEIC Master Retirement Trust              57.58%
                               c/o Defined Contribution SVSC
                               PO Box 755
                               Boston, MA 02117-0755

ADJUSTABLE RATE U.S. GOVERNMENT FUND
Class A shares                 San Bernadino County                      34.00%
                               Treasurer
                               172 W. 3rd Street, 1st Fl.
                               San Bernadino, CA 92415-1001

                               National Auto Dealers Association          5.16%
                               8400 Westpark Drive
                               McLean, VA 22102-3522

Class B shares                 Smith Barney Inc.                          5.45%
                               388 Greenwich Street
                               New York, NY 10013-2375

STRATEGIC INCOME FUND
Class B shares                 MLPF & S for the Sale Benefit of
                                 its Customers                            5.42%
                               4800 Deer Lake Drive East, 3rd Fl.
                               Jacksonville, FL 32246-64844

Class C shares                 Southtrust Bank of Georgia NA              8.32%
                               Attn Trust Dept FAO
                               Atlanta Regional Commission Retirement Plan
                               79 W. Paces Ferry Road
                               Atlanta, GA 30305-1350

BOND INCOME FUND
Class C shares                 Resources Trust Co Tr                     14.07%
                               FBO Barbara J. Scioscia
                               PO Box 5900
                               Denver, CO 80217-5900

                               California Central Trust Bank Corp        12.18%
                               TTEE FBO Dimension One Spas Inc
                               PO Box 5024
                               Costa Mesa, CA 92628-5024

                               PaineWebber For the Benefit of             7.74%
                               James L. Binsacca
                               440 Fulton Road
                               San Mateo, CA 94402-1120

Class Y shares                 NEIC Master Retirement Trust              96.15%
                               c/o Defined Contribution SVSC
                               PO Box 755
                               Boston, MA 02117-0755

HIGH INCOME FUND
Class A shares                 Deferred Comp Plan for General Agents of
                               The New England                            9.61%
                               The New England Investment Acctg
                               Attn:  Roel Kromhout
                               501 Boylston Street
                               Boston, MA 02116-3706

Class B shares                 MLPF&S for the Sole Benefit of
                                 its Customers                            5.05%
                               4800 Deer Lake Drive East, 3rd Fl.
                               Jacksonville, FL 32246-6484

MUNICIPAL INCOME FUND
Class B shares                 Smith Barney Inc.                          5.19%
                               388 Greenwich Street
                               New York, NY 10013-2375

-------------------------------------------------------------------------------

                       INVESTMENT PERFORMANCE OF THE FUNDS

-------------------------------------------------------------------------------

                      PERFORMANCE RESULTS - PERCENT CHANGE
                         For the Periods Ended 12/31/96*

GOVERNMENT SECURITIES FUND

                                                            Aggregate                             Average Annual
                                                          Total Return                             Total Return
                                               ------------------------------------     -----------------------------------
Class A shares:  As a % of                      1 Year      5 Years     10 Years             5 Years          10 Years
-----------------------------                   ------      -------     --------             -------          --------
Net Asset Value                                  0.79        33.08        93.91               5.88              6.85
Maximum Offering Price                          -3.73        27.11        85.12               4.92              6.35

                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                     Since                          Since
Class B shares:  As a % of                         1 Year          9/23/93**                      9/23/93**
-----------------------------                      ------          ---------                      ---------
Net Asset Value                                    -0.05             10.45                           3.08
Redemption at End of Period                        -4.05              8.64                           2.57

                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                      Since                        Since
Class Y shares:  As a % of                         1 Year           3/31/94**                    3/31/94**
-----------------------------                      ------           ---------                    ---------
Net Asset Value                                     1.13              19.16                        6.56

LIMITED TERM U.S. GOVERNMENT FUND
                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                          Since                              Since
Class A shares:  As a % of                      1 Year      5 Years     1/3/89**            5 Years        1/3/89**
-----------------------------                   ------      -------     --------            -------        --------
Net Asset Value                                  2.39        27.14        76.62               4.92           7.38
Maximum Offering Price                          -0.65        23.31        71.27               4.28           6.97

                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                     Since                          Since
Class B shares:  As a % of                         1 Year          9/27/93**                      9/27/93**
-----------------------------                      ------          ---------                      ---------
Net Asset Value                                     1.73             10.45                           3.09
Redemption at End of Period                        -2.09              8.64                           2.57

                                                            Aggregate                             Annualized
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                     Since                          Since
Class C shares:  As a % of                         1 Year          12/30/94**                     9/27/93**
-----------------------------                      ------          ----------                     ---------
Net Asset Value                                     1.64             13.18                           6.35

                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                      Since                          Since
Class Y shares:  As a % of                         1 Year           3/31/94**                      3/31/94**
-----------------------------                      ------           ---------                      ---------
Net Asset Value                                     2.75              16.13                          5.57

ADJUSTABLE RATE FUND***
                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                         Since                             Since
Class A shares:  As a % of                      1 Year     5 Years     10/18/91**         5 Years        10/18/91**
-----------------------------                   ------     -------     ----------         -------        ----------
Net Asset Value                                  5.83       26.45        27.97              4.80            4.85
Maximum Offering Price                           4.83       25.11        26.62              4.58            4.63

                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                     Since                          Since
Class B shares:  As a % of                         1 Year          9/13/93**                      9/13/93**
-----------------------------                      ------          ---------                      ---------
Net Asset Value                                     4.90             13.10                           3.80
Redemption at End of Period                         0.90             11.14                           3.25

                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                      Since                        Since
Class Y shares:  As a % of                         1 Year           3/31/94**                     3/31/94**
-----------------------------                      ------           ---------                     ---------
Net Asset Value                                      n/a               n/a                           n/a

STRATEGIC INCOME FUND*****
                                                            Aggregate                             Annualized
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                      Since                         Since
Class A shares:  As a % of                         1 Year            5/1/95**                      5/1/95**
-----------------------------                      ------            --------                      --------
Net Asset Value                                    14.52              26.28                         15.00
Maximum Offering Price                              9.38              20.59                         11.86

                                                            Aggregate                             Annualized
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                      Since                         Since
Class B shares:  As a % of                         1 Year            5/1/95**                      5/1/95**
-----------------------------                      ------            --------                      --------
Net Asset Value                                     13.68             24.74                         14.15
Redemption at End of Period                          9.68             21.74                         12.50

                                                            Aggregate                             Annualized
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                      Since                         Since
Class C shares:  As a % of                         1 Year            5/1/95**                      5/1/95**
-----------------------------                      ------            --------                      --------
Net Asset Value                                     13.59             24.56                         14.05

                                                            Aggregate                             Annualized
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                              Since                                 Since
Class Y shares:  As a % of                                  5/1/95**                               5/1/95**
-----------------------------                               --------                               --------
Net Asset Value                                                n/a                                   n/a

BOND INCOME FUND
                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
Class A shares:  As a % of                      1 Year      5 Years     10 Years            5 Years        10 Years
-----------------------------                   ------      -------     --------            -------        --------
Net Asset Value                                  4.60        45.62       125.23               7.81           8.46
Maximum Offering Price                          -0.09        39.10       115.15               6.82           7.96

                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                     Since                          Since
Class B shares:  As a % of                         1 Year          9/13/93**                      9/13/93**
-----------------------------                      ------          ---------                      ---------
Net Asset Value                                     3.73             17.25                           4.94
Redemption at End of Period                        -0.27             15.41                           4.44

                                                            Aggregate                             Annualized
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                     Since                          Since
Class C shares:  As a % of                         1 Year          12/30/94**                     12/30/94**
-----------------------------                      ------          ----------                     ----------
Net Asset Value                                     3.90             22.61                          10.78

                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                     Since                         Since
Class Y shares:  As a % of                         1 Year          12/30/94**                    12/30/94**
-----------------------------                      ------          ----------                    ----------
Net Asset Value                                     4.59              26.54                         12.49

HIGH INCOME FUND
                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
Class A shares:  As a % of                      1 Year      5 Years     10 Years            5 Years        10 Years
-----------------------------                   ------      -------     --------            -------        --------
Net Asset Value                                  14.89       67.50       107.11              10.87           7.55
Maximum Offering Price                            9.76       59.92        97.87               9.84           7.06

                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                     Since                          Since
Class B shares:  As a % of                         1 Year          9/20/93**                      9/20/93**
-----------------------------                      ------          ---------                      ---------
Net Asset Value                                    14.12             27.09                           7.58
Redemption at End of Period                        10.12             25.18                           7.09

MUNICIPAL INCOME FUND
                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
Class A shares:  As a % of                      1 Year      5 Years     10 Years            5 Years        10 Years
-----------------------------                   ------      -------     --------            -------        --------
Net Asset Value                                  4.63        38.38        93.49               6.71           6.82
Maximum Offering Price                          -0.10        32.23        84.90               5.75           6.34

                                                            Aggregate                           Average Annual
                                                          Total Return                           Total Return
                                               ------------------------------------     -------------------------------
                                                                     Since                          Since
Class B shares:  As a % of                         1 Year          9/13/93**                      9/13/93**
-----------------------------                      ------          ---------                      ---------
Net Asset Value                                     3.85             11.41                           3.33
Redemption at End of Period                        -0.15              9.53                           2.80

    *    Federal regulations require this example to be calculated using a $1,000 investment. The normal minimum initial investment in shares of the Funds is $2,500, however.

   **    Commencement of Fund operations or offering of indicated class of shares.

  ***    Assuming deduction of current maximum sales load, the Adjustable Rate Fund's Class A shares' average one-year and since-inception aggregate total returns would have been 4.83% and 4.58%, respectively, and their average annual since-inception total return would have been 4.30% had a voluntary expense limitation not been in effect.  Based on net asset values, the Fund's Class A shares' one-year and since-inception aggregate total returns would have been
         5.59% and 25.79%, respectively, and their since-inception average annual total return would have been 4.51%, without the voluntary limitation.  Assuming redemption at the end of the period, the Fund's Class B shares' one-year and since-inception aggregate total returns would have been 0.66% and 10.12%, respectively, had a voluntary expense limitation not been in effect, and their average annual total return for the since-inception period would have been
         2.97%.  Based on net asset values, the Fund's Class B shares' aggregate total returns for the one-year and since-inception periods would have been 4.66% and 12.06%, respectively, and their average annual total returns for the since-inception period would have been 3.51%, without the voluntary limitation.

 ****    Assuming deduction of current maximum sales load, the High Income Fund's Class A shares' one-year, five-year and ten-year aggregate total returns would have been 9.60%, 57.82% and 90.43%, respectively, had a voluntary expense limitation for certain periods not been in effect, and their five-year and ten-year average annual total returns would have been 9.56% and 6.65%, respectively.  Based on net asset values, the High Income Fund's Class A shares'
         one-year, five-year and ten-year aggregate total returns would have been 14.89%, 67.50% and 107.06%, respectively, without the voluntary limitation, and their five-year and ten-year average annual total returns would have been
         10.59% and 7.16%, respectively.  Assuming redemption at the end of the period, the Fund's Class B shares' aggregate total returns for the one-year and since-inception periods would have been 9.96% and 24.39%, respectively, had a voluntary expense limitation not been in effect, and their average annual total return for the since-inception period would have been 6.88%.  Based on net asset values, the Fund's Class B shares' aggregate total returns for the one-year and since-inception periods would have been 14.12% and 27.09%, respectively, without the voluntary limitation, and their average annual total return for the since-inception period would have been 7.38%.

*****    Assuming deduction of the current maximum sales load, the Strategic Income Fund's Class A, Class B and Class C shares'
         aggregate total returns for the since-inception period would have been 19.59%, 20.74% and 23.56%, respectively, had a voluntary expense deferral arrangement not been in effect, and their annualized total returns for the since-inception would have been 11.32%, 11.96% and 13.52%, respectively.

                                            YIELD FOR THE 30-DAY PERIOD
                                                  ENDED 12/31/96*

                  FUND                                        CLASS A       CLASS B       CLASS C      CLASS Y
-----------------------------------------                     ------        -------       -------      -------
Government Securities Fund ............................         5.06         4.55           ---         5.57
Limited Term U.S. Government Fund......................         5.28         4.79          4.77         5.80
Adjustable Rate U.S. Government Fund...................         5.89         5.19           ---          ---
Strategic Income Fund .................................         7.61         7.20          7.23          ---
Bond Income Fund ......................................         6.76         6.31          6.25         7.35
High Income Fund ......................................         9.01         8.67           ---          ---
Municipal Income Fund .................................         5.19         4.68           ---          ---

* Yields for the Class A shares of the Funds are based on the public offering price of a Class A share of the Funds and yields for the Class B, Class C and Class Y shares are based on the net asset value of a share of the Funds.

         Distribution Rate. The Government Securities, Limited Term U.S.
         -----------------
Government, Adjustable Rate, Bond Income and High Income Funds may include in their written sales material distribution rates based on the Funds' distributions from net investment income and short-term capital gains for a recent 30 day, three month or one year period.

         Distributions of less than one year are annualized by multiplying by the factor necessary to produce twelve months of distributions. The distribution rates are determined by dividing the amount of the particular Fund's distributions per share over the relevant period by either the maximum offering price or the net asset value of a share of the Fund on the last day of the period.

                               DISTRIBUTION RATES
                           FOR PERIODS ENDING 12/31/96

                   AS A % OF               30 DAY      3 MONTHS       12 MONTHS
      ---------------------------------    ------      --------       ---------
      GOVERNMENT SECURITIES FUND
      (Class A shares)
      Net Asset Value .................     5.69        6.05            6.57
      Maximum Offering Price ..........     5.43        5.77            6.27

      (Class B shares)
      Net Asset Value .................      4.93       5.30            5.81

      (Class Y shares)
      Net Asset Value .................      5.94       6.30            6.82

      LIMITED TERM U.S. GOVERNMENT FUND
      (Class A shares)
      Net Asset Value .................      6.23       6.58            7.15
      Maximum Offering ................      6.05       6.38            6.94

      (Class B shares)
      Net Asset Value .................      5.58       5.93            6.49

      (Class C shares)
      Net Asset Value .................      5.58       5.93            6.49

      (Class Y shares)
      Net Asset Value .................      6.57       6.92            7.49

      ADJUSTABLE RATE FUND
      (Class A shares)
      Net Asset Value .................      5.75       5.53            5.73
      Maximum Offering Price ..........      5.70       5.48            5.68

      (Class B shares)
      Net Asset Value .................      5.01       4.82            4.98

      (Class Y shares)
      Net Asset Value .................       n/a        n/a             n/a

      STRATEGIC INCOME FUND
      (Class A shares)
      Net Asset Value .................      7.54       7.54            7.93
      Maximum Offering Price ..........      7.21       7.21            7.57

      (Class B shares)
      Net Asset Value .................      6.77       6.79            7.19

      (Class C shares)
      Net Asset Value .................      6.78       6.80            9.33

      (Class Y shares)
      Net Asset Value .................       n/a        n/a             n/a

      BOND INCOME FUND
      (Class A shares)
      Net Asset Value .................      6.97       6.97            7.03
      Maximum Offering Price ..........      6.66       6.66            6.72

      (Class B shares)
      Net Asset Value .................      6.21       6.23            6.28

      (Class C shares)
      Net Asset Value .................      6.20       6.50            6.28

      (Class Y shares)
      Net Asset .......................      7.21       7.21            7.28

      HIGH INCOME FUND
      (Class A shares)
      Net Asset Value .................      8.92       8.92            8.94
      Maximum Offering  Price .........      8.52       8.52            8.54

      (Class B shares)
      Net Asset Value .................      8.18       8.18            8.26

      MUNICIPAL INCOME FUND
      (Class A shares)
      Net Asset Value .................      5.42       5.42            5.47
      Maximum Offering Price ..........      5.17       5.17            5.22

      (Class B shares)
      Net Asset Value .................      4.67       4.67            4.71

         The foregoing data represent past performance only, and are not a representation as to the future results of any Fund. The investment return and principal value of an investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be worth more or less than the original cost.